BUSINESS COMBINATIONS AND TRANSACTIONS - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended
	Jul. 29, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Jul. 30, 2021
Business Acquisition [Line Items]
Goodwill		$ 487,524		$ 487,524		$ 511,333
IPO
Business Acquisition [Line Items]
Price per share of shares issued (in USD per share)							$ 16.00
Legacy Dole
Business Acquisition [Line Items]
Total consideration	$ 576,186
Goodwill	273,300	273,274		273,274		274,048
Intangible assets acquired	310,700	310,659		310,659		$ 310,659
Previously uncapitalized costs included in inventory acquired	35,200
Incremental charge to costs of sales related to uplift of inventory acquired			$ 17,600		$ 17,600
Previously uncapitalized costs included in property, plant and equipment acquired	68,100
Incremental charge to costs of sales related to uplift of property, plant and equipment acquired		$ 5,500	11,300	39,600	11,300
Incurred costs related to fair value of inventory acquired				900
Legacy Dole | DOLE brand
Business Acquisition [Line Items]
Intangible assets acquired	306,300
Other Acquisitions
Business Acquisition [Line Items]
Goodwill acquired			9,300	$ 1,200	13,600
Gain from step-up acquisitions			$ 5,300		$ 7,900
Total Produce | Legacy Dole
Business Acquisition [Line Items]
Total consideration	$ 576,200